Investment Objectives and Goals - Regan Fixed Rate MBS ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Regan Fixed Rate MBS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Regan Fixed Rate MBS ETF (the “Fund”) seeks current income.